Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Lease Cost and Cash Flows Arising From Operating Leases, Weighted Average Remaining Lease Term and Weighted Average Discount Rate

The following table shows the total lease cost and the cash flows arising from the six operating leases, and information about weighted-average remaining lease term and weighted-average discount rate.

At December 31,	2019	2020
	(’000)	(’000)
Lease cost
Operating lease cost	$476	$1,801
Sublease income	(24)	(615)
Total lease cost	$452	$1,186
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$406	$1,305
Right-of-use assets obtained in exchange for new operating lease liabilities	$70	$486
Weighted-average remaining lease term - operating lease	101 months	96 months
Weighted-average discount rate – operating lease	6.75%	6.75%

Summary of Maturities of Lease Liabilities

Maturities of lease liabilities are as follows:

Year ended December 31,	2020
(’000)
2021	$1,702
2022	1,527
2023	1,426
2024	1,630
2025	1,642
Thereafter	$5,379
$13,306
Less: Imputed interest	(2,998)
Total lease cost	$10,308

Summary of Lease Liabilities

Lease liabilities consist of the following:

Year ended December 31,	2019	2020
	(’000)	(’000)
Current portion of lease liabilities	$529	$1,064
Noncurrent portion of lease liabilities	3,642	9,244
Total lease liabilities	$4,171	$10,308